Recent Changes in Accounting Standards	12 Months Ended
Dec. 31, 2011
New Accounting Pronouncements and Changes in Accounting Principles [Text Block]
3.	Recent Changes in Accounting Standards

We describe below recent pronouncements that have had or may have a significant effect on our financial statements. We do not discuss recent pronouncements that are not anticipated to have an impact on or are unrelated to our financial condition, results of operations, or disclosures.

FASB ASC 810. We adopted FASB ASC 810 on January 1, 2010, which amended the consolidation guidance for variable-interest entities include: (1) the elimination of the exemption for qualifying special purpose entities, (2) a new approach for determining who should consolidate a variable-interest entity, and (3) changes to when it is necessary to reassess who should consolidate a variable-interest entity.  The adoption of this guidance will have a material impact on the consolidated financial position and results of the Company. The Company will be required to deconsolidate certain VIEs that have been consolidated previously. The impact of the adoption may be applied retrospectively with a cumulative-effect adjustment to retained earnings as of the beginning of the first year restated.

In February 2010, the FASB issued Accounting Standards Update 2010-09 “Subsequent Events (Topic 855)” allowing SEC filers to remove the date through which subsequent events have been reviewed. ASU 2010-09 became effective upon issuance, and the adoption of this guidance did not have a material impact on Company’s financial statements.

In May 2011, the FASB issued amendments to ASC 820 “Fair Value Measurements and Disclosures.”  Some of the amendments clarify the FASB’s intent about the application of existing fair value measurement requirements and others change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements.  This guidance is effective during interim and annual periods beginning after December 15, 2011 and is to be applied on a prospective basis. The implementation of this guidance will not have a material impact on its consolidated financial statements.

In June 2011, the FASB issued updated guidance to ASC 220 “Comprehensive Income” which allows entities to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements.  This guidance, which is to be applied retrospectively, is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011.  The implementation of this guidance will not have an impact on its consolidated financial statements.

In September 2011, the FASB issued amendments to ASC 350 “Intangibles-Goodwill and Other” which allow an entity to assess qualitatively whether it is necessary to perform the current two-step goodwill impairment test.  Performance of the two-step impairment test is required only if an entity determines it is more-likely-than-not that a reporting unit's fair value is less than its carrying amount.  Otherwise, no further testing is required.  This guidance is effective for annual and interim goodwill tests performed for fiscal years beginning after December 15, 2011; however, early adoption is permitted.  The Company expects that the implementation of this guidance will not have a material impact on its consolidated financial statements.

In December 2011, the FASB issued amendments to the disclosure requirements on offsetting in ASC 210 “Balance Sheet” which require an entity to disclose quantitative information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  This guidance is effective during interim and annual periods beginning after January 1, 2013 and should be applied retrospectively for all comparative periods presented.  The implementation of this guidance will not have a material impact on its consolidated financial statements.

HUBEI CHUTIAN VIDEO COMMUNICATION NETWORK CO., LTD. [Member]
New Accounting Pronouncements and Changes in Accounting Principles [Text Block]
3. Recent Changes in Accounting Standards

We describe below recent pronouncements that have had or may have a significant effect on our financial statements. We do not discuss recent pronouncements that are not anticipated to have an impact on or are unrelated to our financial condition, results of operations, or disclosures.

In January 2010, FASB issued authoritative guidance intended to improve disclosures about fair value measurements. The guidance requires entities to disclose significant transfers in and out of fair value hierarchy levels and the reasons for the transfers and to present information about purchases, sales, issuances and settlements separately in the reconciliation of fair value measurements using significant unobservable inputs (Level 3). Additionally, the guidance clarifies that a reporting entity should provide fair value measurements for each class of assets and liabilities and disclose the inputs and valuation techniques used for fair value measurements using significant other observable inputs (Level 2) and significant unobservable inputs (Level 3). This guidance is effective for interim and annual periods beginning after December 15, 2009 except for the disclosures about purchases, sales, issuances and settlements in the Level 3 reconciliation, which will be effective for interim and annual periods beginning after December 15, 2010. As this guidance provides only disclosure requirements, the adoption of this guidance did not impact Company’s financial condition or results of operations.

In February 2010, the FASB issued Accounting Standards Update 2010-09 “Subsequent Events (Topic 855)” allowing SEC filers to remove the date through which subsequent events have been reviewed. ASU 2010-09 became effective upon issuance, and the adoption of this guidance did not have a material impact on Company’s financial statements.

In May 2011, the FASB issued amendments to ASC 820 “Fair Value Measurements and Disclosures.”  Some of the amendments clarify the FASB’s intent about the application of existing fair value measurement requirements and others change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements.  This guidance is effective during interim and annual periods beginning after December 15, 2011 and is to be applied on a prospective basis. The implementation of this guidance will not have a material impact on its consolidated financial statements.

In June 2011, the FASB issued updated guidance to ASC 220 “Comprehensive Income” which allows entities to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements.  This guidance, which is to be applied retrospectively, is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011.  The implementation of this guidance will not have an impact on its consolidated financial statements.

In September 2011, the FASB issued amendments to ASC 350 “Intangibles-Goodwill and Other” which allow an entity to assess qualitatively whether it is necessary to perform the current two-step goodwill impairment test.  Performance of the two-step impairment test is required only if an entity determines it is more-likely-than-not that a reporting unit's fair value is less than its carrying amount.  Otherwise, no further testing is required.  This guidance is effective for annual and interim goodwill tests performed for fiscal years beginning after December 15, 2011; however, early adoption is permitted.  The Company expects that the implementation of this guidance will not have a material impact on its consolidated financial statements.

In December 2011, the FASB issued amendments to the disclosure requirements on offsetting in ASC 210 “Balance Sheet” which require an entity to disclose quantitative information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  This guidance is effective during interim and annual periods beginning after January 1, 2013 and should be applied retrospectively for all comparative periods presented.  The implementation of this guidance will not have a material impact on its consolidated financial statements.

Management does not believe that any recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the accompanying financial statements.